Investments in associates	12 Months Ended
Dec. 31, 2022
Investments in associates
Investments in associates

15       Investments in associates

	For the year ended December 31,
	2022	2021
Balances at the beginning of the year	2,355	5,336
Share of loss in associates (Note 10)	(970)	(629)
Discontinued operations (Note 30)	-	(3,081)
Contributions	260	741
Decrease	-	(67)
Others	223	-
Translation differences	43	55
Balances at the end of the year	1,911	2,355

Breakdown of the share of loss in associates is as follows:

	2022	2021	2020
Sociedad Aeroportuaria Kuntur Wasi S.A.	(260)	(741)	(2,070)
Others	(710)	112	403
	(970)	(629)	(1,667)

Main Associates are as follows:

			Investment in associates
			Percentage of
			ownership at		For the year ended
		Country of	December 31,		December 31,
Company	Main activity	incorporation	2022	2021	2022	2021
Aeropuertos Ecológicos de Galápagos S.A. (*)	Airport Operation	Ecuador	99.90%	99.90%	1,000	1,000
Sociedad Aeroportuaria Kuntur Wasi S.A. (**)	Airport Operation	Perú	47.90%	47.90%	-	-
Others		-	-	-	911	1,355
					1,911	2,355

(*) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.

(**) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero; therefore, since then the investment has been maintained in zero.